As filed with the Securities and Exchange Commission on August 06, 2014
Registration No. 333-195528

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 1
MADISON FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Management, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

W. Richard Mason
Chief Compliance Officer and Corporate Counsel
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Madison Funds (“Registrant”) on Form N-14 hereby incorporates by reference Parts A and B of Registrant’s Registration Statement on Form N-14 (File No. 333-195528) filed with the Securities and Exchange Commission on May 27, 2014 as Pre-Effective Amendment No. 1 thereto. The purpose of this Post-Effective Amendment No. 1 is to file as Exhibit 12 hereto the final Opinion and Consent of DeWitt, Ross & Stevens, S.C., regarding certain tax matters.

C-4

PART C
OTHER INFORMATION
ITEM 15. Indemnification
Madison Funds (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on February 27, 2014 with Post-Effective Amendment No. 48.

ITEM 16. Exhibits

1.	Amended and Restated Declaration of Trust of Registrant dated March 1, 2014 (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on April 28, 2014).

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization (included in Part A of this Form N-14 Registration Statement).

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.
(a)    Form of Amended and Restated Investment Advisory Agreement between Registrant and Madison Asset Management, LLC (“MAM”) dated as of the closing of the acquisition of the International Growth Fund, a series of Hansberger International Series (the “Acquisition”) (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on April 28, 2014).

(a)
Form of Investment Sub-Advisory Agreement between MAM and Hansberger Growth Investors, L.P. dated as of the closing of the Acquisition (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on April 28, 2014).

(c)
Form of Amended and Restated Services Agreement between Registrant and MAM dated as of the closing of the Acquisition (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on April 28, 2014).

7.
(a)    Amended and Restated Distribution Agreement between Registrant and MFD Distributor, LLC dated April 19, 2013 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 37 to the Registration Statement on Form N-1A filed by Registrant on January 2, 2013).

(b)	Form of Dealer Agreement and 22c-2 Addendum (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed by Registrant on January 2, 2013).

8.	Not applicable.

9.
Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed by Registrant on February 28, 2013).

10.
(a)    Amended and Restated Service Plan for Class A Shares dated September 23, 2013    (incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1A     filed by Registrant on July 8, 2013).

(a)
Amended and Restated Distribution and Service Plan for Class B Shares dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed by Registrant on January 2, 2013).

(b)
Amended and Restated Distribution and Service Plan for Class C Shares dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed by Registrant on January 2, 2013).

(c)
Form of Amended and Restated Rule 18f-3 Plan dated as of the closing of the Acquisition (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on April 28, 2014).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on April 28, 2014)..

12.	Opinion (and Consent) of Counsel on Tax Matters - Filed herewith.

13.	Other Material Contracts

(a)
Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed by Registrant on February 28, 2013).

14.	Consent of Pricewaterhouse Coopers LLP (incorporated by reference to this Form N-14 Registration Statement Filed May 28, 2014).

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed by Registrant on December 22, 2009).

17.
(a)    Preliminary Statement of Additional Information of Madison Funds dated March 6, 2014 (incorporated by reference to PEA No. 49 to the Registration Statement on Form N-1A filed by Registrant on March 6, 2014).

(b)
Prospectus and Statement of Additional Information of the International Growth Fund, a series of Hansberger International Series (“HIS”), dated May 1, 2013 (incorporated by reference to PEA No. 29 to the Registration Statement on Form N-1A filed by HIS on April 29, 2013).

(b)
Annual Report to Shareholders of the International Growth Fund, a series of HIS, for the fiscal year ended December 31, 2013 (incorporated by reference to the Form N-CSR filed by HIS on March 4, 2014).

ITEM 17. Undertakings

1.
The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the re-offering prospectus will contain the information called for by the applicable registration form for the re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No.1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 6th day of August, 2014.

MADISON FUNDS

/s/ Katherine L. Frank
By:    Katherine L. Frank
Its:     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Katherine L. Frank	President and Trustee (Principal	August 06, 2014
Katherine L. Frank	Executive Officer)

/s/ Greg D. Hoppe	Treasurer (Principal Financial	August 6, 2014
Greg D. Hoppe	Officer)

*	Trustee	August 6, 2014
Philip E. Blake

*	Trustee	August 6, 2014
James R. Imhoff, Jr.

*	Trustee	August 6, 2014
Steven P. Riege

*	Trustee	August 6, 2014
Richard E. Struthers

*	Trustee	August 6, 2014
Lorence D. Wheeler

*By: _/s/ W. Richard Mason
W. Richard Mason
*Pursuant to Power of Attorney (see Exhibit 16 to this Form N-14 Registration Statement).

INDEX TO EXHIBITS

Exhibit        Caption

12	Tax Opinion